Statement of Cash Flows - Additional Information (Detail) - SEK (kr) kr in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Cash Flow Statement [Abstract]
Cash and cash equivalents include cash	kr 17,686	kr 19,746
Cash equivalents	17,504	18,603
Cash and cash equivalents	kr 1,115	kr 2,246